Shareholder Report, Average Annual Return (Details)								12 Months Ended	15 Months Ended	19 Months Ended	31 Months Ended	51 Months Ended	60 Months Ended	64 Months Ended	77 Months Ended	93 Months Ended
	Jun. 06, 2023	Jan. 31, 2023	Feb. 08, 2022	Jun. 16, 2020	May 07, 2019	Apr. 10, 2018	Dec. 01, 2016	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
C000174221
Average Annual Return [Line Items]
Average Annual Return, Percent								26.51%					15.62%			14.77%
C000240124
Average Annual Return [Line Items]
Average Annual Return, Percent								29.66%		34.84%
C000199548
Average Annual Return [Line Items]
Average Annual Return, Percent								16.70%					10.94%		9.19%
C000240126
Average Annual Return [Line Items]
Average Annual Return, Percent								22.12%		12.48%
C000211558
Average Annual Return [Line Items]
Average Annual Return, Percent								26.57%					16.11%	15.79%
C000232922
Average Annual Return [Line Items]
Average Annual Return, Percent								25.98%			9.68%
C000219749
Average Annual Return [Line Items]
Average Annual Return, Percent								32.83%				17.76%
C000242847
Average Annual Return [Line Items]
Average Annual Return, Percent								27.83%	28.27%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI USA Index
Average Annual Return, Percent								27.10%					15.85%			14.96%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Average Annual Return, Percent								27.10%		24.82%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Index
Average Annual Return, Percent								27.10%					15.85%		14.40%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Index
Average Annual Return, Percent								27.10%		24.82%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI USA Index
Average Annual Return, Percent								27.10%					15.85%	15.31%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Index
Average Annual Return, Percent								27.10%			10.47%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Index
Average Annual Return, Percent								27.10%				16.64%
MSCI USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Index
Average Annual Return, Percent								27.10%	27.09%
MSCI USA Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI USA Extended ESG Focus Index	MSCI USA Extended ESG Focus Index
Average Annual Return, Percent								26.64%					15.79%			14.97%
MSCI USA Growth Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Growth Extended ESG Focus Index						MSCI USA Growth Extended ESG Focus Index
Average Annual Return, Percent								29.76%		34.99%
MSCI USA Small Cap Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI USA Small Cap Extended ESG Focus Index		MSCI USA Small Cap Extended ESG Focus Index
Average Annual Return, Percent								16.88%					11.06%		9.32%
MSCI USA Value Extended ESG Focus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI USA Value Extended ESG Focus Index						MSCI USA Value Extended ESG Focus Index
Average Annual Return, Percent								22.39%		12.69%
MSCI USA Extended ESG Leaders Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI USA Extended ESG Leaders Index			MSCI USA Extended ESG Leaders Index
Average Annual Return, Percent								26.63%					16.21%	15.91%
MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Climate Paris Aligned Benchmark Extended Select Index					MSCI USA Climate Paris Aligned Benchmark Extended Select Index
Average Annual Return, Percent								26.09%			9.76%
MSCI USA Choice ESG Screened Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI USA Choice ESG Screened Index				MSCI USA Choice ESG Screened Index
Average Annual Return, Percent								32.97%				17.93%
MSCI USA Extended Climate Acton Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI USA Extended Climate Action Index							MSCI USA Extended Climate Action Index
Average Annual Return, Percent								27.89%	28.41%